Share-Based Payment Arrangements - Summary of Reconciliation of Outstanding RSUs (Detail) - Restricted Share Units [Member] - 2021 GHL Plan [Member]	6 Months Ended
Jun. 30, 2023 shares
Statements [Line Items]
Beginning balance - Number of unvested restricted share units	131,765,000
Granted - Number of unvested restricted share units	89,486,000
Vested - Number of unvested restricted share units	(49,297,000)
Canceled and forfeited - Number of unvested restricted share units	(23,631,000)
Ending balance - Number of unvested restricted share units	148,323,000